Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communication Services — 1.9%
Millicom International Cellular SA	9,684	$591,015
New York Times Co. (The), Class A	14,969	1,097,377
News Corp., Class A	36,916	997,840
News Corp., Class B(a)	11,275	350,653
Roku, Inc.*	13,482	1,283,486
Sirius XM Holdings, Inc.	9,367	190,618
Total Communication Services		4,510,989

Consumer Discretionary — 11.6%
Aramark	24,018	924,453
Autoliv, Inc.	6,583	798,123
AutoNation, Inc.*	2,703	554,061
BorgWarner, Inc.	20,577	975,556
Burlington Stores, Inc.*	6,069	1,795,574
CarMax, Inc.*	14,272	635,675
Dick’s Sporting Goods, Inc.	5,928	1,197,456
Domino’s Pizza, Inc.	3,327	1,365,168
Duolingo, Inc.*	2,027	271,740
Five Below, Inc.*	5,416	1,037,922
Floor & Decor Holdings, Inc., Class A*	10,089	665,470
Gap, Inc. (The)	19,146	535,705
H&R Block, Inc.	12,438	490,679
Hasbro, Inc.	12,535	1,119,501
Levi Strauss & Co., Class A	9,683	192,498
Lithia Motors, Inc.	2,501	808,923
LKQ Corp.	22,962	754,302
Lucid Group, Inc.*(a)	11,013	121,914
Modine Manufacturing Co.*	4,571	844,081
Mohawk Industries, Inc.*	4,907	580,891
Norwegian Cruise Line Holdings Ltd.*	43,753	960,816
Ollie’s Bargain Outlet Holdings, Inc.*	2,828	311,957
Planet Fitness, Inc., Class A*	7,988	727,227
Pool Corp.	3,551	902,274
QuantumScape Corp.*	41,644	368,549
Ralph Lauren Corp.	3,558	1,257,433
Rivian Automotive, Inc., Class A*(a)	77,130	1,137,667
Service Corp. International	13,343	1,073,177
TopBuild Corp.*	2,644	1,237,524
Wingstop, Inc.	2,621	695,692
Wyndham Hotels & Resorts, Inc.	7,333	533,769
Yum China Holdings, Inc.	34,938	1,726,636
Total Consumer Discretionary		26,602,413

Consumer Staples — 4.5%
BJ’s Wholesale Club Holdings, Inc.*	12,718	1,175,652
Bunge Global SA	11,438	1,302,559
Conagra Brands, Inc.(a)	47,049	870,877
elf Beauty, Inc.*	5,156	438,208
Hormel Foods Corp.	27,771	683,444
Ingredion, Inc.	6,181	729,976
J M Smucker Co. (The)	10,117	1,060,869
Lamb Weston Holdings, Inc.	13,295	610,639
Primo Brands Corp.	24,771	469,163
Sprouts Farmers Market, Inc.*	9,282	658,187
The Campbell’s Co.(a)	18,072	505,655
US Foods Holding Corp.*	21,209	1,773,497
Total Consumer Staples		10,278,726

Energy — 2.1%
Antero Midstream Corp.	33,393	628,456
DT Midstream, Inc.	9,793	1,234,114
HF Sinclair Corp.	14,984	779,018
TechnipFMC PLC	40,028	2,230,360
Total Energy		4,871,948

Financials — 14.3%
AGNC Investment Corp.	99,433	1,133,536
Ally Financial, Inc.	27,157	1,148,198
	Shares	Value
Common Stocks (continued)

Financials (continued)
American Financial Group, Inc.	6,996	$911,369
Annaly Capital Management, Inc.	61,498	1,415,069
Assurant, Inc.	4,940	1,176,362
Axis Capital Holdings Ltd.	7,501	773,953
Corebridge Financial, Inc.	35,127	1,082,965
East West Bancorp, Inc.	13,349	1,527,660
Equitable Holdings, Inc.	29,902	1,387,453
FactSet Research Systems, Inc.	3,678	935,536
Franklin Resources, Inc.	31,048	826,498
Globe Life, Inc.	8,031	1,126,107
Houlihan Lokey, Inc.	5,279	888,561
Jack Henry & Associates, Inc.	7,068	1,266,656
Jackson Financial, Inc., Class A	6,928	823,878
Jefferies Financial Group, Inc.	15,998	978,758
Kinsale Capital Group, Inc.(a)	2,264	896,272
MarketAxess Holdings, Inc.	3,737	632,413
Morningstar, Inc.	2,398	484,612
Old Republic International Corp.	22,704	889,316
OneMain Holdings, Inc.	11,634	762,492
Popular, Inc.	6,521	870,749
Primerica, Inc.	3,165	832,522
Reinsurance Group of America, Inc.	6,493	1,316,456
RenaissanceRe Holdings Ltd.	4,523	1,274,129
RLI Corp.	8,236	481,229
SEI Investments Co.	9,276	814,897
Shift4 Payments, Inc., Class A*(a)	6,336	374,077
SOUTHSTATE BANK CORP	9,578	980,117
Starwood Property Trust, Inc.	34,181	612,865
Unum Group	15,049	1,143,273
Voya Financial, Inc.	9,537	731,106
Webster Financial Corp.	8,127	534,513
Wintrust Financial Corp.	6,354	937,151
Zions Bancorp NA	14,365	860,607
Total Financials		32,831,355

Health Care — 14.1%
Avantor, Inc.*	62,927	687,163
BioMarin Pharmaceutical, Inc.*	18,767	1,061,086
Bio-Rad Laboratories, Inc., Class A*	1,795	527,191
Bio-Techne Corp.	14,448	925,972
Bridgebio Pharma, Inc.*(a)	11,637	899,191
Charles River Laboratories International, Inc.*	4,843	1,019,355
Chemed Corp.	1,408	601,413
DaVita, Inc.*	3,507	383,455
Elanco Animal Health, Inc.*	45,313	1,091,137
Encompass Health Corp.	9,395	888,109
Ensign Group, Inc. (The)	5,357	919,583
Exact Sciences Corp.*	18,497	1,892,983
Exelixis, Inc.*	21,997	909,796
Guardant Health, Inc.*(a)	11,912	1,358,444
Halozyme Therapeutics, Inc.*	11,128	797,989
Henry Schein, Inc.*	10,845	818,581
Hims & Hers Health, Inc.*(a)	18,718	507,071
Jazz Pharmaceuticals PLC*	5,549	912,755
Madrigal Pharmaceuticals, Inc.*	1,499	733,476
Medpace Holdings, Inc.*	2,168	1,262,817
Moderna, Inc.*(a)	34,052	1,500,672
Molina Healthcare, Inc.*	5,495	986,847
Neurocrine Biosciences, Inc.*	9,628	1,309,986
Penumbra, Inc.*	3,474	1,244,282
QIAGEN NV	18,253	979,638
QIAGEN NV (synthetic shares)	1,368	73,421
Repligen Corp.*	5,028	751,032
Revolution Medicines, Inc.*	16,978	1,646,017
Revvity, Inc.	11,168	1,215,078
Roivant Sciences Ltd.*	34,751	751,317
Solventum Corp.*	13,604	1,047,100
Summit Therapeutics, Inc.*(a)	9,929	143,772
United Therapeutics Corp.*	3,977	1,867,162

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Viatris, Inc.	58,577	$766,773
Total Health Care		32,480,664

Industrials — 22.8%
AAON, Inc.	5,723	521,136
Acuity, Inc.	3,001	928,029
Advanced Drainage Systems, Inc.	6,374	969,103
AECOM	12,705	1,225,143
AGCO Corp.	6,056	686,811
American Airlines Group, Inc.*	65,383	869,594
API Group Corp.*	14,512	603,264
Applied Industrial Technologies, Inc.	3,658	952,580
Armstrong World Industries, Inc.	4,169	766,012
Bloom Energy Corp., Class A*	19,429	2,940,968
Casella Waste Systems, Inc., Class A*	6,237	629,189
CH Robinson Worldwide, Inc.	11,156	2,174,862
Chart Industries, Inc.*	4,407	913,747
Clean Harbors, Inc.*	4,913	1,276,938
Crane Co.	4,760	869,366
Dayforce, Inc.*	14,836	1,027,690
Donaldson Co., Inc.	11,071	1,128,578
Dycom Industries, Inc.*	2,716	989,683
ExlService Holdings, Inc.*	14,982	586,545
Flowserve Corp.	12,888	1,007,197
Genpact Ltd.	15,385	678,478
Graco, Inc.	15,726	1,373,352
IDEX Corp.	7,228	1,435,119
ITT, Inc.	7,196	1,311,831
Knight-Swift Transportation Holdings, Inc.	15,104	832,230
Lincoln Electric Holdings, Inc.	2,590	687,256
Masco Corp.	19,686	1,301,048
MasTec, Inc.*	6,224	1,496,748
Middleby Corp. (The)*	4,721	694,790
MSA Safety, Inc.	3,513	622,328
Nextpower, Inc., Class A*	12,880	1,508,119
Nordson Corp.	5,092	1,397,907
nVent Electric PLC	15,747	1,767,758
Owens Corning	8,018	960,877
Paycom Software, Inc.	4,950	667,012
Paylocity Holding Corp.*	2,119	286,023
Pentair PLC	15,706	1,654,941
Regal Rexnord Corp.	3,322	536,503
Ryder System, Inc.	3,934	752,496
Simpson Manufacturing Co., Inc.	3,961	700,226
SPX Technologies, Inc.*	4,678	974,942
Stanley Black & Decker, Inc.	14,939	1,175,102
Sterling Infrastructure, Inc.*(a)	2,876	1,029,349
Tetra Tech, Inc.	25,422	957,393
Toro Co. (The)	9,398	859,917
UL Solutions, Inc., Class A	6,187	434,513
Valmont Industries, Inc.	1,896	844,782
Watts Water Technologies, Inc., Class A	2,622	784,791
WESCO International, Inc.	4,225	1,222,842
XPO, Inc.*	11,366	1,683,418
Zurn Elkay Water Solutions Corp.	13,503	622,623
Total Industrials		52,321,149

Information Technology — 14.2%
Akamai Technologies, Inc.*	14,215	1,380,987
Appfolio, Inc., Class A*	2,144	407,103
Arrow Electronics, Inc.*	5,098	675,434
CCC Intelligent Solutions Holdings, Inc.*(a)	55,343	419,500
Commvault Systems, Inc.*	4,379	375,280
Confluent, Inc., Class A*	34,843	1,064,105
Docusign, Inc.*	20,666	1,085,792
Dolby Laboratories, Inc., Class A	6,024	386,681
Dynatrace, Inc.*	29,596	1,127,312
Elastic NV*	8,697	573,393
EPAM Systems, Inc.*	5,423	1,131,238
	Shares	Value
Common Stocks (continued)

Information Technology (continued)
F5, Inc.*	5,845	$1,610,940
Fabrinet*	3,644	1,783,519
Gen Digital, Inc.	53,406	1,281,210
Gitlab, Inc., Class A*	13,660	477,827
Guidewire Software, Inc.*	7,319	1,030,222
InterDigital, Inc.(a)	2,563	836,666
Kyndryl Holdings, Inc.*	23,186	533,278
Lattice Semiconductor Corp.*	13,155	1,059,241
Lumentum Holdings, Inc.*	7,434	2,912,939
MACOM Technology Solutions Holdings, Inc.*	6,268	1,373,068
Manhattan Associates, Inc.*	5,720	863,777
MKS, Inc.	6,205	1,460,719
Nutanix, Inc., Class A*	24,602	967,597
Pegasystems, Inc.	8,134	355,375
Procore Technologies, Inc.*	8,386	473,725
Rambus, Inc.*	10,835	1,233,348
Skyworks Solutions, Inc.	14,399	802,888
TD SYNNEX Corp.	7,033	1,115,926
Twilio, Inc., Class A*	14,504	1,747,152
UiPath, Inc., Class A*	40,177	505,828
Unity Software, Inc.*	33,824	984,278
Universal Display Corp.	4,331	497,285
Total Information Technology		32,533,633

Materials — 5.3%
Albemarle Corp.	11,912	2,032,544
Alcoa Corp.	25,102	1,426,045
Axalta Coating Systems Ltd.*	20,789	698,095
Ball Corp.	25,372	1,442,906
Coeur Mining, Inc.*	62,939	1,286,473
Crown Holdings, Inc.	10,919	1,143,001
Hecla Mining Co.	62,220	1,401,194
Louisiana-Pacific Corp.	6,155	515,420
Mosaic Co. (The)	15,657	430,567
NewMarket Corp.	726	486,993
RPM International, Inc.	12,105	1,294,751
Total Materials		12,157,989

Real Estate — 8.4%
Alexandria Real Estate Equities, Inc.	15,253	833,424
American Homes 4 Rent, Class A	32,925	1,031,211
Brixmor Property Group, Inc.	29,810	798,610
BXP, Inc.	14,233	920,448
Camden Property Trust	10,165	1,108,493
CubeSmart	21,634	811,924
Equity LifeStyle Properties, Inc.	17,876	1,129,227
Federal Realty Investment Trust	7,684	777,314
Healthcare Realty Trust, Inc.	33,822	567,871
Healthpeak Properties, Inc.	65,974	1,137,392
Host Hotels & Resorts, Inc.	67,596	1,252,554
Jones Lang LaSalle, Inc.*	4,595	1,644,597
Kimco Realty Corp.	64,154	1,352,366
Rexford Industrial Realty, Inc.	22,659	918,369
STAG Industrial, Inc.	18,109	679,269
UDR, Inc.	29,815	1,107,627
Vornado Realty Trust	15,406	491,143
WP Carey, Inc.	21,018	1,466,006
Zillow Group, Inc., Class A*	4,764	296,511
Zillow Group, Inc., Class C*	17,379	1,095,398
Total Real Estate		19,419,754

Utilities — 0.7%
Brookfield Renewable Corp.	14,081	586,333

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities (continued)
Essential Utilities, Inc.	24,855	$964,125
Total Utilities		1,550,458

Total Common Stocks
(Cost $204,933,435)		229,559,078

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)(c)	496,164	496,164
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(b)	137,928	137,928

Total Short-Term Investments
(Cost $634,092)		634,092

Total Investments — 100.2% (Cost $205,567,527)		230,193,170
Other Assets and Liabilities, Net — (0.2)%		(539,214)
Net Assets — 100.0%		$229,653,956

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,335,133; total market value of collateral held by the Fund was $9,682,580. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,186,416.
(b)	Reflects the 1-day yield at January 31, 2026.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$229,559,078	$—	$—	$229,559,078
Short-Term Investments:
Money Market Funds	634,092	—	—	634,092
Total Investments in Securities	$230,193,170	$—	$—	$230,193,170

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.